Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 3,492,812	$ 4,119,090	$ 2,436,369
Restricted cash	93,972	40,200
Accounts receivable, net	1,802,899	2,860,537	2,334,607
Prepaid expense and other assets	712,696	1,449,369
Long-term investments	259,197	253,443
Property and equipment, net	78,954	50,152
Operating lease right-of-use assets	292,070	176,718
Other non-current assets	123,223	35,534
TOTAL ASSETS	6,855,823	8,985,043
LIABILITIES
Accounts payable	2,186,068	3,460,424
Short-term borrowings	2,062,941	2,504,034
Accrued salary and benefits	585,898	776,118
Accrued expenses and other current liabilities	1,177,992	1,196,334
Deferred revenue	697,666	1,002,579
Operating lease liabilities, current	137,339	162,589
Operating lease liabilities, non-current	156,108
TOTAL LIABILITIES	7,004,012	9,102,078
Net revenues	21,712,720	30,318,816	31,976,268
Income from operations	(38,789)	153,341	(2,535,832)
Net Income (Loss)	(78,179)	63,569	(2,595,941)
Net cash (used in) provided by operating activities	(77,289)	(286,786)	(6,560,679)
Net cash provided by (used in) investing activities	(45,142)	80,885	960,056
Net cash (used in) provided by financing activities	(489,683)	1,832,070	(1,957,236)
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	582,328	947,586
Restricted cash	205	200
Accounts receivable, net	64,899	63,482
Prepaid expense and other assets	658,004	1,001,666
Property and equipment, net	45,220
Operating lease right-of-use assets	165,651	49,446
Other non-current assets	39,592
TOTAL ASSETS	1,555,899	2,062,380
LIABILITIES
Accounts payable	82,242	769,037
Short-term borrowings	2,062,941
Accrued salary and benefits	37,169	49,609
Accrued expenses and other current liabilities	226,214	416,983
Deferred revenue	1,700	9,013
Operating lease liabilities, current	77,893	45,492
Operating lease liabilities, non-current	88,538
TOTAL LIABILITIES	2,576,697	1,290,134
Net revenues	813,477	1,865,207	5,752,574
Income from operations	355,195	417,363	93,144
Net Income (Loss)	313,806	417,850	59,026
Net cash (used in) provided by operating activities	104,283	(3,549,178)	(2,990,648)
Net cash provided by (used in) investing activities	(55,524)		273,659
Net cash (used in) provided by financing activities	$ 1,449,141	$ 2,727,532	$ (1,948,205)
Percentage of consolidated net revenues	4.00%	6.00%	18.00%
Percentage of consolidated total assets	23.00%	23.00%
Percentage of consolidated total liabilities	37.00%	14.00%